Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents as presented in our Consolidated Balance Sheets	$ 2,924	$ 1,952	$ 1,498
Restricted cash included in prepaid and other current assets	10	0	40
Restricted cash included in other noncurrent assets	0	0	0
Cash, cash equivalents and restricted cash as presented in our Consolidated Statements of Cash Flows	$ 2,934	$ 1,952	$ 1,538	$ 1,293